Shareholder Report, Holdings (Details)	Sep. 30, 2025
Tencent Holdings Ltd 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Sea Ltd 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Mercado Libre Inc 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Visa Inc 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Adyen N V 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Crowdstrike Holdings Inc 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Make My Trip Ltd 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
N V I D I A Corp 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Coca Cola Co 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
N U Holdings Ltd 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Total 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Tencent Holdings Ltd 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Sea Ltd 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Mercado Libre Inc 67 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Visa Inc 68 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Adyen N V 69 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Crowdstrike Holdings Inc 70 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Make My Trip Ltd 71 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
N V I D I A Corp 72 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Coca Cola Co 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
N U Holdings Ltd 74 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Total 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Tencent Holdings Ltd 103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Sea Ltd 104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Mercado Libre Inc 105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Visa Inc 106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Adyen N V 107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Crowdstrike Holdings Inc 108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Make My Trip Ltd 109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
N V I D I A Corp 110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Coca Cola Co 111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
N U Holdings Ltd 112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Total 113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Bonosdela Tesoreria 151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Commonwealthofthe Bahamas 152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Romania Government Bond 153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Republicof Indonesia 154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Benin Government Bond 155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Republicof Iraq 156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Republicof Coted Ivoire First Lien Term Loan 157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Papua New Guinea Government International Bond 158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Suriname Government International Bond 159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Republicof Zambia 160 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Total 161 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Bonosdela Tesoreria 199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Commonwealthofthe Bahamas 200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Romania Government Bond 201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Republicof Indonesia 202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Benin Government Bond 203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Republicof Iraq 204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Republicof Coted Ivoire First Lien Term Loan 205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Papua New Guinea Government International Bond 206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Suriname Government International Bond 207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Republicof Zambia 208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Total 209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Bonosdela Tesoreria 247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Commonwealthofthe Bahamas 248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Romania Government Bond 249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Republicof Indonesia 250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Benin Government Bond 251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Republicof Iraq 252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Republicof Coted Ivoire First Lien Term Loan 253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Papua New Guinea Government International Bond 254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Suriname Government International Bond 255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Republicof Zambia 256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Total 257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Forest City Enterprises L P First Lien Term Loan 285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
T G P Holdings I I I L L C First Lien Term Loan 286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
G S M Holdings Inc First Lien Term Loan 287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Arches Buyer Inc First Lien Term Loan 288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Delta Topco Inc First Lien Term Loan 289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Nexus Buyer L L C First Lien Term Loan 290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
X Corp First Lien Term Loan B 3291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
c 1440 Foods Topco L L C First Lien Term Loan 292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
c 19th Holdings Golf L L C First Lien Term Loan 293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
T K C Holdings Inc 294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Total 295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Forest City Enterprises L P First Lien Term Loan 323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
T G P Holdings I I I L L C First Lien Term Loan 324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
G S M Holdings Inc First Lien Term Loan 325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Arches Buyer Inc First Lien Term Loan 326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Delta Topco Inc First Lien Term Loan 327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Nexus Buyer L L C First Lien Term Loan 328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
X Corp First Lien Term Loan B 3329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
c 1440 Foods Topco L L C First Lien Term Loan 330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
c 19th Holdings Golf L L C First Lien Term Loan 331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
T K C Holdings Inc 332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Total 333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Forest City Enterprises L P First Lien Term Loan 361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
T G P Holdings I I I L L C First Lien Term Loan 362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
G S M Holdings Inc First Lien Term Loan 363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Arches Buyer Inc First Lien Term Loan 364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Delta Topco Inc First Lien Term Loan 365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Nexus Buyer L L C First Lien Term Loan 366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
X Corp First Lien Term Loan B 3367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
c 1440 Foods Topco L L C First Lien Term Loan 368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
c 19th Holdings Golf L L C First Lien Term Loan 369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
T K C Holdings Inc 370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Total 371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Microsoft Corp 396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
G E Aerospace 397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
N V I D I A Corp 398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Rolls Royce Holdingsplc 399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Mastercard Inc 400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Siemens Energy A G 401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Broadcom Inc 402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Netflix Inc 403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Taiwan Semiconductor Manufacturing Co Ltd 404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Howmet Aerospace Inc 405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Total 406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
Microsoft Corp 431 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
G E Aerospace 432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
N V I D I A Corp 433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Rolls Royce Holdingsplc 434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Mastercard Inc 435 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Siemens Energy A G 436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Broadcom Inc 437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Netflix Inc 438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Taiwan Semiconductor Manufacturing Co Ltd 439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Howmet Aerospace Inc 440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Total 441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
Microsoft Corp 466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
G E Aerospace 467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
N V I D I A Corp 468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Rolls Royce Holdingsplc 469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Mastercard Inc 470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Siemens Energy A G 471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Broadcom Inc 472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Netflix Inc 473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Taiwan Semiconductor Manufacturing Co Ltd 474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Howmet Aerospace Inc 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Total 476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
Babcock International Groupplc 508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Argenx S E 509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ascendis Pharma A S 510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
i Rhythm Technologies Inc 511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Sea Ltd 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Insmed Inc 513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Live Nation Entertainment Inc 514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
West Pharmaceutical Services Inc 515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Liberty Media Corp Liberty Formula One 516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Modine Manufacturing Co 517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Total 518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Babcock International Groupplc 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Argenx S E 551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ascendis Pharma A S 552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
i Rhythm Technologies Inc 553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Sea Ltd 554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Insmed Inc 555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Live Nation Entertainment Inc 556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
West Pharmaceutical Services Inc 557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Liberty Media Corp Liberty Formula One 558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Modine Manufacturing Co 559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Total 560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Babcock International Groupplc 592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Argenx S E 593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ascendis Pharma A S 594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
i Rhythm Technologies Inc 595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Sea Ltd 596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Insmed Inc 597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Live Nation Entertainment Inc 598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
West Pharmaceutical Services Inc 599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Liberty Media Corp Liberty Formula One 600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Modine Manufacturing Co 601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Total 602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Hanwha Aerospace Co Ltd 637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Babcock International Groupplc 638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Alpha Bank S A 639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
R T X Corp 640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
L I G Nex 1 Co Ltd 641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
B F F Bank Sp A 642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pfisterer Holding S E 643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
National Gridplc 644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Amazoncom Inc 645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S P I E S A 646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Total 647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Hanwha Aerospace Co Ltd 682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Babcock International Groupplc 683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Alpha Bank S A 684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
R T X Corp 685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
L I G Nex 1 Co Ltd 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
B F F Bank Sp A 687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pfisterer Holding S E 688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
National Gridplc 689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Amazoncom Inc 690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S P I E S A 691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Total 692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Hanwha Aerospace Co Ltd 727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Babcock International Groupplc 728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Alpha Bank S A 729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
R T X Corp 730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
L I G Nex 1 Co Ltd 731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
B F F Bank Sp A 732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pfisterer Holding S E 733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
National Gridplc 734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Amazoncom Inc 735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S P I E S A 736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Total 737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Amazoncom Inc 768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Tencent Holdings Ltd 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Netflix Inc 770 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Argenx S E 771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oracle Corp 772 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
B A E Systemsplc 773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Shopify Inc 774 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Lonza Group A G 775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Baker Hughes Co 776 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
G E Vernova Inc 777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Total 778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Amazoncom Inc 809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Tencent Holdings Ltd 810 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Netflix Inc 811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Argenx S E 812 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oracle Corp 813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
B A E Systemsplc 814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Shopify Inc 815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Lonza Group A G 816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Baker Hughes Co 817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
G E Vernova Inc 818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Total 819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Amazoncom Inc 850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Tencent Holdings Ltd 851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Netflix Inc 852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Argenx S E 853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oracle Corp 854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
B A E Systemsplc 855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Shopify Inc 856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Lonza Group A G 857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Baker Hughes Co 858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
G E Vernova Inc 859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Total 860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Bonosdela Tesoreria 902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Commonwealthofthe Bahamas 903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Romania Government Bond 904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Republicof Iceland 905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Republicof Uzbekistan International Bond 906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Benin Government Bond 907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Republicof Iraq 908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Republicof Coted Ivoire First Lien Term Loan 909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Republicof Zambia 910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Suriname Government International Bond 911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Total 912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Bonosdela Tesoreria 954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Commonwealthofthe Bahamas 955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Romania Government Bond 956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Republicof Iceland 957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Republicof Uzbekistan International Bond 958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Benin Government Bond 959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Republicof Iraq 960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Republicof Coted Ivoire First Lien Term Loan 961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Republicof Zambia 962 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Suriname Government International Bond 963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Total 964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Bonosdela Tesoreria 1006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Commonwealthofthe Bahamas 1007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Romania Government Bond 1008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Republicof Iceland 1009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Republicof Uzbekistan International Bond 1010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Benin Government Bond 1011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Republicof Iraq 1012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Republicof Coted Ivoire First Lien Term Loan 1013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Republicof Zambia 1014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Suriname Government International Bond 1015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Total 1016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Alphabet Inc 1043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Bankof New York Mellon Corp 1044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Charles Schwab Corp 1045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Heidelberg Materials A G 1046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Samsung Electronics Co Ltd 1047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Meta Platforms Inc 1048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Novartis A G 1049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
American Express Co 1050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Danone S A 1051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Elevance Health Inc 1052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Total 1053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Alphabet Inc 1080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Bankof New York Mellon Corp 1081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Charles Schwab Corp 1082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Heidelberg Materials A G 1083 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Samsung Electronics Co Ltd 1084 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Meta Platforms Inc 1085 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Novartis A G 1086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
American Express Co 1087 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Danone S A 1088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Elevance Health Inc 1089 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Total 1090 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Alphabet Inc 1117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Bankof New York Mellon Corp 1118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Charles Schwab Corp 1119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Heidelberg Materials A G 1120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Samsung Electronics Co Ltd 1121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Meta Platforms Inc 1122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Novartis A G 1123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
American Express Co 1124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Danone S A 1125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Elevance Health Inc 1126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Total 1127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C C O Holdings L L C 1158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Carnival Corp 1159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Vista Jet Malta Financeplc 1160 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
X Corp First Lien Term Loan B 31161 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ardonagh Group Finance Ltd 1162 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Medline Borrower L P 1163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Acrisure L L C 1164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Alliant Holdings Intermediate L L C 1165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
N C L Corp Ltd 1166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
G S M Holdings Inc First Lien Term Loan 1167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Total 1168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C C O Holdings L L C 1199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Carnival Corp 1200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Vista Jet Malta Financeplc 1201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
X Corp First Lien Term Loan B 31202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ardonagh Group Finance Ltd 1203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Medline Borrower L P 1204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Acrisure L L C 1205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Alliant Holdings Intermediate L L C 1206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
N C L Corp Ltd 1207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
G S M Holdings Inc First Lien Term Loan 1208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Total 1209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C C O Holdings L L C 1240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Carnival Corp 1241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Vista Jet Malta Financeplc 1242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
X Corp First Lien Term Loan B 31243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ardonagh Group Finance Ltd 1244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Medline Borrower L P 1245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Acrisure L L C 1246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Alliant Holdings Intermediate L L C 1247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
N C L Corp Ltd 1248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
G S M Holdings Inc First Lien Term Loan 1249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Total 1250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
U B S Group A G 1287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
L I G Nex 1 Co Ltd 1288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Hanwha Aerospace Co Ltd 1289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
National Gridplc 1290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Tencent Holdings Ltd 1291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Amazoncom Inc 1292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Melrose Industriesplc 1293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Air Liquide S A 1294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
B N P Paribas S A 1295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Mitsubishi Heavy Industries Ltd 1296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Total 1297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
U B S Group A G 1334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
L I G Nex 1 Co Ltd 1335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Hanwha Aerospace Co Ltd 1336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
National Gridplc 1337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Tencent Holdings Ltd 1338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Amazoncom Inc 1339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Melrose Industriesplc 1340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Air Liquide S A 1341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
B N P Paribas S A 1342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Mitsubishi Heavy Industries Ltd 1343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Total 1344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
U B S Group A G 1381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
L I G Nex 1 Co Ltd 1382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Hanwha Aerospace Co Ltd 1383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
National Gridplc 1384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Tencent Holdings Ltd 1385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Amazoncom Inc 1386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Melrose Industriesplc 1387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Air Liquide S A 1388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
B N P Paribas S A 1389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Mitsubishi Heavy Industries Ltd 1390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Total 1391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Glenveagh Propertiesplc 1427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Zuken Inc 1428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Alten S A 1429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Signify N V 1430 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Elementisplc 1431 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
ublox Holding A G 1432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Kansai Paint Co Ltd 1433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Impro Precision Industries Ltd 1434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Steadfast Group Ltd 1435 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
M C Saatchiplc 1436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Total 1437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Glenveagh Propertiesplc 1473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Zuken Inc 1474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Alten S A 1475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Signify N V 1476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Elementisplc 1477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
ublox Holding A G 1478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Kansai Paint Co Ltd 1479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Impro Precision Industries Ltd 1480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Steadfast Group Ltd 1481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
M C Saatchiplc 1482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Total 1483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Metso Oyj 1521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Convatec Groupplc 1522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Nice Ltd 1523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Liva Novaplc 1524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Rotorkplc 1525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Ambu A S 1526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Kinaxis Inc 1527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Azbil Corp 1528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Genmab A S 1529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Smiths Groupplc 1530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Total 1531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Metso Oyj 1569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Convatec Groupplc 1570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Nice Ltd 1571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Liva Novaplc 1572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Rotorkplc 1573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Ambu A S 1574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Kinaxis Inc 1575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Azbil Corp 1576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Genmab A S 1577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Smiths Groupplc 1578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Total 1579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Metso Oyj 1617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Convatec Groupplc 1618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Nice Ltd 1619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Liva Novaplc 1620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Rotorkplc 1621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Ambu A S 1622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Kinaxis Inc 1623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Azbil Corp 1624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Genmab A S 1625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Smiths Groupplc 1626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Total 1627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Samsung Electronics Co Ltd 1663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Novartis A G 1664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
A B B Ltd 1665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Unileverplc 1666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Arch Capital Group Ltd 1667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Koninklijke Philips N V 1668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
U B S Group A G 1669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Danone S A 1670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Brenntag S E 1671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Garmin Ltd 1672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Total 1673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Samsung Electronics Co Ltd 1709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Novartis A G 1710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
A B B Ltd 1711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Unileverplc 1712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Arch Capital Group Ltd 1713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Koninklijke Philips N V 1714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
U B S Group A G 1715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Danone S A 1716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Brenntag S E 1717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Garmin Ltd 1718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Total 1719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Samsung Electronics Co Ltd 1755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Novartis A G 1756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
A B B Ltd 1757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Unileverplc 1758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Arch Capital Group Ltd 1759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Koninklijke Philips N V 1760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
U B S Group A G 1761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Danone S A 1762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Brenntag S E 1763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Garmin Ltd 1764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Total 1765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Argenx S E 1792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ascendis Pharma A S 1793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Spotify Technology S A 1794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Insmed Inc 1795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
West Pharmaceutical Services Inc 1796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Door Dash Inc 1797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Baker Hughes Co 1798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
i Rhythm Technologies Inc 1799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Live Nation Entertainment Inc 1800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Shopify Inc 1801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Total 1802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Argenx S E 1829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ascendis Pharma A S 1830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Spotify Technology S A 1831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Insmed Inc 1832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
West Pharmaceutical Services Inc 1833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Door Dash Inc 1834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Baker Hughes Co 1835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
i Rhythm Technologies Inc 1836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Live Nation Entertainment Inc 1837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Shopify Inc 1838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Total 1839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Argenx S E 1866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ascendis Pharma A S 1867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Spotify Technology S A 1868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Insmed Inc 1869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
West Pharmaceutical Services Inc 1870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Door Dash Inc 1871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Baker Hughes Co 1872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
i Rhythm Technologies Inc 1873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Live Nation Entertainment Inc 1874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Shopify Inc 1875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Total 1876 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Vontier Corp 1904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Lamar Advertising Co 1905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
O G E Energy Corp 1906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Genpact Ltd 1907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
First Citizens Banc Shares Inc 1908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
U Haul Holding Co 1909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Alliant Energy Corp 1910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Expedia Group Inc 1911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Analog Devices Inc 1912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Genuine Parts Co 1913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Total 1914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Vontier Corp 1942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Lamar Advertising Co 1943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
O G E Energy Corp 1944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Genpact Ltd 1945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
First Citizens Banc Shares Inc 1946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
U Haul Holding Co 1947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Alliant Energy Corp 1948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Expedia Group Inc 1949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Analog Devices Inc 1950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Genuine Parts Co 1951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Total 1952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Vontier Corp 1980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Lamar Advertising Co 1981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
O G E Energy Corp 1982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Genpact Ltd 1983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
First Citizens Banc Shares Inc 1984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
U Haul Holding Co 1985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Alliant Energy Corp 1986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Expedia Group Inc 1987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Analog Devices Inc 1988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Genuine Parts Co 1989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Total 1990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
American Express Co 2015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Alphabet Inc 2016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Bankof New York Mellon Corp 2017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Charles Schwab Corp 2018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Shellplc 2019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Citigroup Inc 2020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Meta Platforms Inc 2021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Heidelberg Materials A G 2022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Samsung Electronics Co Ltd 2023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Aramark 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Total 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
American Express Co 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Alphabet Inc 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Bankof New York Mellon Corp 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Charles Schwab Corp 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Shellplc 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Citigroup Inc 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Meta Platforms Inc 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Heidelberg Materials A G 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Samsung Electronics Co Ltd 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Aramark 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Total 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
American Express Co 2085 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Alphabet Inc 2086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Bankof New York Mellon Corp 2087 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Charles Schwab Corp 2088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Shellplc 2089 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Citigroup Inc 2090 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Meta Platforms Inc 2091 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Heidelberg Materials A G 2092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Samsung Electronics Co Ltd 2093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Aramark 2094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Total 2095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
Ascendis Pharma A S 2117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Flex Ltd 2118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Lattice Semiconductor Corp 2119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Modine Manufacturing Co 2120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guidewire Software Inc 2121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
M A C O M Technology Solutions Holdings Inc 2122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
i Rhythm Technologies Inc 2123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Vita Coco Co Inc 2124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
V S E Corp 2125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Applied Industrial Technologies Inc 2126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Total 2127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Ascendis Pharma A S 2149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Flex Ltd 2150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Lattice Semiconductor Corp 2151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Modine Manufacturing Co 2152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guidewire Software Inc 2153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
M A C O M Technology Solutions Holdings Inc 2154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
i Rhythm Technologies Inc 2155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Vita Coco Co Inc 2156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
V S E Corp 2157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Applied Industrial Technologies Inc 2158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Total 2159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Ascendis Pharma A S 2181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Flex Ltd 2182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Lattice Semiconductor Corp 2183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Modine Manufacturing Co 2184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guidewire Software Inc 2185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
M A C O M Technology Solutions Holdings Inc 2186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
i Rhythm Technologies Inc 2187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Vita Coco Co Inc 2188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
V S E Corp 2189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Applied Industrial Technologies Inc 2190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Total 2191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Taiwan Semiconductor Manufacturing Co Ltd 2226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Tencent Holdings Ltd 2227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Alibaba Group Holding Ltd 2228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
I C I C I Bank Ltd 2229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S K Hynix Inc 2230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Zhuzhou C R R C Times Electric Co Ltd 2231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Media Tek Inc 2232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Anglogold Ashantiplc 2233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mercado Libre Inc 2234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Wuxi Biologics Cayman Inc 2235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Total 2236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Taiwan Semiconductor Manufacturing Co Ltd 2271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Tencent Holdings Ltd 2272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Alibaba Group Holding Ltd 2273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
I C I C I Bank Ltd 2274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S K Hynix Inc 2275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Zhuzhou C R R C Times Electric Co Ltd 2276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Media Tek Inc 2277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Anglogold Ashantiplc 2278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mercado Libre Inc 2279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Wuxi Biologics Cayman Inc 2280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Total 2281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Taiwan Semiconductor Manufacturing Co Ltd 2316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Tencent Holdings Ltd 2317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Alibaba Group Holding Ltd 2318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
I C I C I Bank Ltd 2319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S K Hynix Inc 2320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Zhuzhou C R R C Times Electric Co Ltd 2321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Media Tek Inc 2322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Anglogold Ashantiplc 2323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mercado Libre Inc 2324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Wuxi Biologics Cayman Inc 2325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Total 2326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Wells Fargo Co 2354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Lam Research Corp 2355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Heineken Holding N V 2356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pay Pal Holdings Inc 2357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
A S M L Holding N V 2358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Bankof America Corp 2359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Philip Morris International Inc 2360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Kerry Groupplc 2361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Texas Instruments Inc 2362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
E O G Resources Inc 2363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Total 2364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Wells Fargo Co 2392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Lam Research Corp 2393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Heineken Holding N V 2394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pay Pal Holdings Inc 2395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
A S M L Holding N V 2396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Bankof America Corp 2397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Philip Morris International Inc 2398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Kerry Groupplc 2399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Texas Instruments Inc 2400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
E O G Resources Inc 2401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Total 2402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Wells Fargo Co 2430 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Lam Research Corp 2431 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Heineken Holding N V 2432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pay Pal Holdings Inc 2433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
A S M L Holding N V 2434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Bankof America Corp 2435 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Philip Morris International Inc 2436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Kerry Groupplc 2437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Texas Instruments Inc 2438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
E O G Resources Inc 2439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Total 2440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Lamar Advertising Co 2471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Philip Morris International Inc 2472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Wells Fargo Co 2473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
P P L Corp 2474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Heineken Holding N V 2475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
O G E Energy Corp 2476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ryanair Holdingsplc 2477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
E O G Resources Inc 2478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Lam Research Corp 2479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Otis Worldwide Corp 2480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Total 2481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Lamar Advertising Co 2512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Philip Morris International Inc 2513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Wells Fargo Co 2514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
P P L Corp 2515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Heineken Holding N V 2516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
O G E Energy Corp 2517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ryanair Holdingsplc 2518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
E O G Resources Inc 2519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Lam Research Corp 2520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Otis Worldwide Corp 2521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Total 2522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Lamar Advertising Co 2553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Philip Morris International Inc 2554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Wells Fargo Co 2555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
P P L Corp 2556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Heineken Holding N V 2557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
O G E Energy Corp 2558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ryanair Holdingsplc 2559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
E O G Resources Inc 2560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Lam Research Corp 2561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Otis Worldwide Corp 2562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Total 2563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Artisan Developing World Fund - Investor Shares | Australiandollar 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Developing World Fund - Investor Shares | Chineseyuanrenminbioffshore 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Developing World Fund - Investor Shares | Euro 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Artisan Developing World Fund - Investor Shares | Hong Kongdollar 12 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Artisan Developing World Fund - Investor Shares | Indianrupee 13 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Artisan Developing World Fund - Investor Shares | U Sdollar 14 [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Artisan Developing World Fund - Investor Shares | Americas 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Artisan Developing World Fund - Investor Shares | Europe 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Artisan Developing World Fund - Investor Shares | Emerging Markets 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Artisan Developing World Fund - Investor Shares | Pacific Basin 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Artisan Developing World Fund - Investor Shares | Communication Services 17 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Artisan Developing World Fund - Investor Shares | Consumer Discretionary 18 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Artisan Developing World Fund - Investor Shares | Consumer Staples 19 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Developing World Fund - Investor Shares | Financials 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Artisan Developing World Fund - Investor Shares | Health Care 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Developing World Fund - Investor Shares | Industrials 22 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Developing World Fund - Investor Shares | Information Technology 23 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Artisan Developing World Fund - Investor Shares | Real Estate 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Developing World Fund - Investor Shares | Short Term Investment 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Developing World Fund - Advisor Shares | Australiandollar 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Developing World Fund - Advisor Shares | Chineseyuanrenminbioffshore 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Developing World Fund - Advisor Shares | Euro 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Artisan Developing World Fund - Advisor Shares | Hong Kongdollar 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Artisan Developing World Fund - Advisor Shares | Indianrupee 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Artisan Developing World Fund - Advisor Shares | U Sdollar 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Artisan Developing World Fund - Advisor Shares | Americas 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Artisan Developing World Fund - Advisor Shares | Europe 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Artisan Developing World Fund - Advisor Shares | Emerging Markets 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Artisan Developing World Fund - Advisor Shares | Pacific Basin 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Artisan Developing World Fund - Advisor Shares | Communication Services 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Artisan Developing World Fund - Advisor Shares | Consumer Discretionary 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Artisan Developing World Fund - Advisor Shares | Consumer Staples 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Developing World Fund - Advisor Shares | Financials 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Artisan Developing World Fund - Advisor Shares | Health Care 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Developing World Fund - Advisor Shares | Industrials 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Developing World Fund - Advisor Shares | Information Technology 61 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Artisan Developing World Fund - Advisor Shares | Real Estate 62 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Developing World Fund - Advisor Shares | Short Term Investment 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Developing World Fund - Institutional Shares | Australiandollar 85 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Developing World Fund - Institutional Shares | Chineseyuanrenminbioffshore 86 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Developing World Fund - Institutional Shares | Euro 87 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Artisan Developing World Fund - Institutional Shares | Hong Kongdollar 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Artisan Developing World Fund - Institutional Shares | Indianrupee 89 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Artisan Developing World Fund - Institutional Shares | U Sdollar 90 [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Artisan Developing World Fund - Institutional Shares | Americas 80 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Artisan Developing World Fund - Institutional Shares | Europe 81 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Artisan Developing World Fund - Institutional Shares | Emerging Markets 82 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Artisan Developing World Fund - Institutional Shares | Pacific Basin 83 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Artisan Developing World Fund - Institutional Shares | Communication Services 93 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Artisan Developing World Fund - Institutional Shares | Consumer Discretionary 94 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Artisan Developing World Fund - Institutional Shares | Consumer Staples 95 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Developing World Fund - Institutional Shares | Financials 96 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Artisan Developing World Fund - Institutional Shares | Health Care 97 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Developing World Fund - Institutional Shares | Industrials 98 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Developing World Fund - Institutional Shares | Information Technology 99 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Artisan Developing World Fund - Institutional Shares | Real Estate 100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Developing World Fund - Institutional Shares | Short Term Investment 101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Albanianlek 127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Egyptianpound 128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Euro 129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Indonesianrupiah 130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Nigeriannaira 131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Peruviannuevosol 132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Romanianleu 133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | U Sdollar 134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Uruguayanpeso 135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Uzbekistanisom 136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Other 137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Consumer Discretionary 140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Consumer Staples 141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Energy 142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Financials 143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Health Care 144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Industrials 145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Materials 146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Sovereign Government Securities 147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Utilities 148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Short Term Investments 149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Albanianlek 175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Egyptianpound 176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Euro 177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Indonesianrupiah 178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Nigeriannaira 179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Peruviannuevosol 180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Romanianleu 181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | U Sdollar 182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Uruguayanpeso 183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Uzbekistanisom 184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Other 185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Consumer Discretionary 188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Consumer Staples 189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Energy 190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Financials 191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Health Care 192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Industrials 193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Materials 194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Sovereign Government Securities 195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Utilities 196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Short Term Investments 197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Albanianlek 223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Egyptianpound 224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Euro 225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Indonesianrupiah 226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Nigeriannaira 227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Peruviannuevosol 228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Romanianleu 229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | U Sdollar 230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Uruguayanpeso 231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Uzbekistanisom 232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Other 233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Consumer Discretionary 236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Consumer Staples 237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Energy 238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Financials 239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Health Care 240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Industrials 241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Materials 242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Sovereign Government Securities 243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Utilities 244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Short Term Investments 245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Artisan Floating Rate Fund - Investor Shares | U Sdollar 271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Floating Rate Fund - Investor Shares | Communication Services 274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Artisan Floating Rate Fund - Investor Shares | Consumer Discretionary 275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Artisan Floating Rate Fund - Investor Shares | Consumer Staples 276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Floating Rate Fund - Investor Shares | Financials 277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Artisan Floating Rate Fund - Investor Shares | Health Care 278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Floating Rate Fund - Investor Shares | Industrials 279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Artisan Floating Rate Fund - Investor Shares | Information Technology 280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Artisan Floating Rate Fund - Investor Shares | Materials 281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Floating Rate Fund - Investor Shares | Real Estate 282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Floating Rate Fund - Investor Shares | Short Term Investment 283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Floating Rate Fund - Advisor Shares | U Sdollar 309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Floating Rate Fund - Advisor Shares | Communication Services 312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Artisan Floating Rate Fund - Advisor Shares | Consumer Discretionary 313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Artisan Floating Rate Fund - Advisor Shares | Consumer Staples 314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Floating Rate Fund - Advisor Shares | Financials 315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Artisan Floating Rate Fund - Advisor Shares | Health Care 316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Floating Rate Fund - Advisor Shares | Industrials 317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Artisan Floating Rate Fund - Advisor Shares | Information Technology 318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Artisan Floating Rate Fund - Advisor Shares | Materials 319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Floating Rate Fund - Advisor Shares | Real Estate 320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Floating Rate Fund - Advisor Shares | Short Term Investment 321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Floating Rate Fund - Institutional Shares | U Sdollar 347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Floating Rate Fund - Institutional Shares | Communication Services 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Artisan Floating Rate Fund - Institutional Shares | Consumer Discretionary 351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Artisan Floating Rate Fund - Institutional Shares | Consumer Staples 352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Floating Rate Fund - Institutional Shares | Financials 353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Artisan Floating Rate Fund - Institutional Shares | Health Care 354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Floating Rate Fund - Institutional Shares | Industrials 355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Artisan Floating Rate Fund - Institutional Shares | Information Technology 356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Artisan Floating Rate Fund - Institutional Shares | Materials 357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Floating Rate Fund - Institutional Shares | Real Estate 358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Floating Rate Fund - Institutional Shares | Short Term Investment 359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Focus Fund - Investor Shares | Britishpound 380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Artisan Focus Fund - Investor Shares | Euro 381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan Focus Fund - Investor Shares | U Sdollar 382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Artisan Focus Fund - Investor Shares | Communication Services 385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan Focus Fund - Investor Shares | Consumer Discretionary 386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Focus Fund - Investor Shares | Energy 387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan Focus Fund - Investor Shares | Financials 388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Artisan Focus Fund - Investor Shares | Health Care 389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Focus Fund - Investor Shares | Industrials 390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Artisan Focus Fund - Investor Shares | Information Technology 391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Artisan Focus Fund - Investor Shares | Real Estate 392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Focus Fund - Investor Shares | Utilities 393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan Focus Fund - Investor Shares | Short Term Investment 394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Focus Fund - Advisor Shares | Britishpound 415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Artisan Focus Fund - Advisor Shares | Euro 416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan Focus Fund - Advisor Shares | U Sdollar 417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Artisan Focus Fund - Advisor Shares | Communication Services 420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan Focus Fund - Advisor Shares | Consumer Discretionary 421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Focus Fund - Advisor Shares | Energy 422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan Focus Fund - Advisor Shares | Financials 423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Artisan Focus Fund - Advisor Shares | Health Care 424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Focus Fund - Advisor Shares | Industrials 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Artisan Focus Fund - Advisor Shares | Information Technology 426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Artisan Focus Fund - Advisor Shares | Real Estate 427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Focus Fund - Advisor Shares | Utilities 428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan Focus Fund - Advisor Shares | Short Term Investment 429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Focus Fund - Institutional Shares | Britishpound 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Artisan Focus Fund - Institutional Shares | Euro 451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan Focus Fund - Institutional Shares | U Sdollar 452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.80%
Artisan Focus Fund - Institutional Shares | Communication Services 455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan Focus Fund - Institutional Shares | Consumer Discretionary 456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Focus Fund - Institutional Shares | Energy 457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan Focus Fund - Institutional Shares | Financials 458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Artisan Focus Fund - Institutional Shares | Health Care 459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Focus Fund - Institutional Shares | Industrials 460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Artisan Focus Fund - Institutional Shares | Information Technology 461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Artisan Focus Fund - Institutional Shares | Real Estate 462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Focus Fund - Institutional Shares | Utilities 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan Focus Fund - Institutional Shares | Short Term Investment 464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Discovery Fund - Investor Shares | Britishpound 487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Global Discovery Fund - Investor Shares | Canadiandollar 488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Global Discovery Fund - Investor Shares | Danishkrone 489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Discovery Fund - Investor Shares | Euro 490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Global Discovery Fund - Investor Shares | Swedishkrona 491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Global Discovery Fund - Investor Shares | Swissfranc 492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Global Discovery Fund - Investor Shares | U Sdollar 493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
Artisan Global Discovery Fund - Investor Shares | Americas 483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
Artisan Global Discovery Fund - Investor Shares | Europe 484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Artisan Global Discovery Fund - Investor Shares | Pacific Basin 485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Global Discovery Fund - Investor Shares | Communication Services 496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan Global Discovery Fund - Investor Shares | Consumer Discretionary 497 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Artisan Global Discovery Fund - Investor Shares | Consumer Staples 498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Global Discovery Fund - Investor Shares | Energy 499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Global Discovery Fund - Investor Shares | Financials 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Global Discovery Fund - Investor Shares | Health Care 501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Artisan Global Discovery Fund - Investor Shares | Industrials 502 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Artisan Global Discovery Fund - Investor Shares | Information Technology 503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Artisan Global Discovery Fund - Investor Shares | Materials 504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Discovery Fund - Investor Shares | Real Estate 505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Global Discovery Fund - Investor Shares | Short Term Investment 506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Global Discovery Fund - Advisor Shares | Britishpound 529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Global Discovery Fund - Advisor Shares | Canadiandollar 530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Global Discovery Fund - Advisor Shares | Danishkrone 531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Discovery Fund - Advisor Shares | Euro 532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Global Discovery Fund - Advisor Shares | Swedishkrona 533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Global Discovery Fund - Advisor Shares | Swissfranc 534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Global Discovery Fund - Advisor Shares | U Sdollar 535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
Artisan Global Discovery Fund - Advisor Shares | Americas 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
Artisan Global Discovery Fund - Advisor Shares | Europe 526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Artisan Global Discovery Fund - Advisor Shares | Pacific Basin 527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Global Discovery Fund - Advisor Shares | Communication Services 538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan Global Discovery Fund - Advisor Shares | Consumer Discretionary 539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Artisan Global Discovery Fund - Advisor Shares | Consumer Staples 540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Global Discovery Fund - Advisor Shares | Energy 541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Global Discovery Fund - Advisor Shares | Financials 542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Global Discovery Fund - Advisor Shares | Health Care 543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Artisan Global Discovery Fund - Advisor Shares | Industrials 544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Artisan Global Discovery Fund - Advisor Shares | Information Technology 545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Artisan Global Discovery Fund - Advisor Shares | Materials 546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Discovery Fund - Advisor Shares | Real Estate 547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Global Discovery Fund - Advisor Shares | Short Term Investment 548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Global Discovery Fund - Institutional Shares | Britishpound 571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Global Discovery Fund - Institutional Shares | Canadiandollar 572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Global Discovery Fund - Institutional Shares | Danishkrone 573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Discovery Fund - Institutional Shares | Euro 574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Global Discovery Fund - Institutional Shares | Swedishkrona 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Global Discovery Fund - Institutional Shares | Swissfranc 576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Global Discovery Fund - Institutional Shares | U Sdollar 577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
Artisan Global Discovery Fund - Institutional Shares | Americas 567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
Artisan Global Discovery Fund - Institutional Shares | Europe 568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Artisan Global Discovery Fund - Institutional Shares | Pacific Basin 569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Global Discovery Fund - Institutional Shares | Communication Services 580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan Global Discovery Fund - Institutional Shares | Consumer Discretionary 581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Artisan Global Discovery Fund - Institutional Shares | Consumer Staples 582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Global Discovery Fund - Institutional Shares | Energy 583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Global Discovery Fund - Institutional Shares | Financials 584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Global Discovery Fund - Institutional Shares | Health Care 585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Artisan Global Discovery Fund - Institutional Shares | Industrials 586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Artisan Global Discovery Fund - Institutional Shares | Information Technology 587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Artisan Global Discovery Fund - Institutional Shares | Materials 588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Discovery Fund - Institutional Shares | Real Estate 589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Global Discovery Fund - Institutional Shares | Short Term Investment 590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Global Equity Fund - Investor Shares | Britishpound 612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Artisan Global Equity Fund - Investor Shares | Chineseyuanrenminbioffshore 613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Global Equity Fund - Investor Shares | Danishkrone 614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Global Equity Fund - Investor Shares | Euro 615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Artisan Global Equity Fund - Investor Shares | Hong Kongdollar 616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan Global Equity Fund - Investor Shares | Japaneseyen 617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Global Equity Fund - Investor Shares | Koreanwon 618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Artisan Global Equity Fund - Investor Shares | New Taiwandollar 619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Global Equity Fund - Investor Shares | Swissfranc 620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Equity Fund - Investor Shares | U Sdollar 621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Artisan Global Equity Fund - Investor Shares | Other 622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Equity Fund - Investor Shares | Europe 607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Artisan Global Equity Fund - Investor Shares | Americas 608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Artisan Global Equity Fund - Investor Shares | Emerging Markets 609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Artisan Global Equity Fund - Investor Shares | Pacific Basin 610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Global Equity Fund - Investor Shares | Communication Services 625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Equity Fund - Investor Shares | Consumer Discretionary 626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Global Equity Fund - Investor Shares | Consumer Staples 627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Global Equity Fund - Investor Shares | Financials 628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Artisan Global Equity Fund - Investor Shares | Health Care 629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Global Equity Fund - Investor Shares | Industrials 630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Artisan Global Equity Fund - Investor Shares | Information Technology 631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Equity Fund - Investor Shares | Materials 632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Global Equity Fund - Investor Shares | Real Estate 633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Global Equity Fund - Investor Shares | Utilities 634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan Global Equity Fund - Investor Shares | Short Term Investment 635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Global Equity Fund - Advisor Shares | Britishpound 657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Artisan Global Equity Fund - Advisor Shares | Chineseyuanrenminbioffshore 658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Global Equity Fund - Advisor Shares | Danishkrone 659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Global Equity Fund - Advisor Shares | Euro 660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Artisan Global Equity Fund - Advisor Shares | Hong Kongdollar 661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan Global Equity Fund - Advisor Shares | Japaneseyen 662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Global Equity Fund - Advisor Shares | Koreanwon 663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Artisan Global Equity Fund - Advisor Shares | New Taiwandollar 664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Global Equity Fund - Advisor Shares | Swissfranc 665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Equity Fund - Advisor Shares | U Sdollar 666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Artisan Global Equity Fund - Advisor Shares | Other 667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Equity Fund - Advisor Shares | Europe 652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Artisan Global Equity Fund - Advisor Shares | Americas 653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Artisan Global Equity Fund - Advisor Shares | Emerging Markets 654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Artisan Global Equity Fund - Advisor Shares | Pacific Basin 655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Global Equity Fund - Advisor Shares | Communication Services 670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Equity Fund - Advisor Shares | Consumer Discretionary 671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Global Equity Fund - Advisor Shares | Consumer Staples 672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Global Equity Fund - Advisor Shares | Financials 673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Artisan Global Equity Fund - Advisor Shares | Health Care 674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Global Equity Fund - Advisor Shares | Industrials 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Artisan Global Equity Fund - Advisor Shares | Information Technology 676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Equity Fund - Advisor Shares | Materials 677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Global Equity Fund - Advisor Shares | Real Estate 678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Global Equity Fund - Advisor Shares | Utilities 679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan Global Equity Fund - Advisor Shares | Short Term Investment 680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Global Equity Fund - Institutional Shares | Britishpound 702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Artisan Global Equity Fund - Institutional Shares | Chineseyuanrenminbioffshore 703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Global Equity Fund - Institutional Shares | Danishkrone 704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Global Equity Fund - Institutional Shares | Euro 705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Artisan Global Equity Fund - Institutional Shares | Hong Kongdollar 706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan Global Equity Fund - Institutional Shares | Japaneseyen 707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Global Equity Fund - Institutional Shares | Koreanwon 708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Artisan Global Equity Fund - Institutional Shares | New Taiwandollar 709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Global Equity Fund - Institutional Shares | Swissfranc 710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Equity Fund - Institutional Shares | U Sdollar 711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Artisan Global Equity Fund - Institutional Shares | Other 712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Equity Fund - Institutional Shares | Europe 697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Artisan Global Equity Fund - Institutional Shares | Americas 698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Artisan Global Equity Fund - Institutional Shares | Emerging Markets 699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Artisan Global Equity Fund - Institutional Shares | Pacific Basin 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Global Equity Fund - Institutional Shares | Communication Services 715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Equity Fund - Institutional Shares | Consumer Discretionary 716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Global Equity Fund - Institutional Shares | Consumer Staples 717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Global Equity Fund - Institutional Shares | Financials 718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Artisan Global Equity Fund - Institutional Shares | Health Care 719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Global Equity Fund - Institutional Shares | Industrials 720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Artisan Global Equity Fund - Institutional Shares | Information Technology 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Equity Fund - Institutional Shares | Materials 722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Global Equity Fund - Institutional Shares | Real Estate 723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Global Equity Fund - Institutional Shares | Utilities 724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan Global Equity Fund - Institutional Shares | Short Term Investment 725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Global Opportunities Fund - Investor Shares | Britishpound 747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Artisan Global Opportunities Fund - Investor Shares | Euro 748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Global Opportunities Fund - Investor Shares | Hong Kongdollar 749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan Global Opportunities Fund - Investor Shares | Japaneseyen 750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Global Opportunities Fund - Investor Shares | New Taiwandollar 751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Global Opportunities Fund - Investor Shares | Swissfranc 752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Global Opportunities Fund - Investor Shares | U Sdollar 753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.10%
Artisan Global Opportunities Fund - Investor Shares | Americas 742 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Artisan Global Opportunities Fund - Investor Shares | Europe 743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Artisan Global Opportunities Fund - Investor Shares | Emerging Markets 744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Global Opportunities Fund - Investor Shares | Pacific Basin 745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Artisan Global Opportunities Fund - Investor Shares | Communication Services 756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Artisan Global Opportunities Fund - Investor Shares | Consumer Discretionary 757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Artisan Global Opportunities Fund - Investor Shares | Consumer Staples 758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Opportunities Fund - Investor Shares | Energy 759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Global Opportunities Fund - Investor Shares | Financials 760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan Global Opportunities Fund - Investor Shares | Health Care 761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Artisan Global Opportunities Fund - Investor Shares | Industrials 762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Artisan Global Opportunities Fund - Investor Shares | Information Technology 763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Artisan Global Opportunities Fund - Investor Shares | Materials 764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Opportunities Fund - Investor Shares | Real Estate 765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Global Opportunities Fund - Investor Shares | Short Term Investment 766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Global Opportunities Fund - Advisor Shares | Britishpound 788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Artisan Global Opportunities Fund - Advisor Shares | Euro 789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Global Opportunities Fund - Advisor Shares | Hong Kongdollar 790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan Global Opportunities Fund - Advisor Shares | Japaneseyen 791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Global Opportunities Fund - Advisor Shares | New Taiwandollar 792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Global Opportunities Fund - Advisor Shares | Swissfranc 793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Global Opportunities Fund - Advisor Shares | U Sdollar 794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.10%
Artisan Global Opportunities Fund - Advisor Shares | Americas 783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Artisan Global Opportunities Fund - Advisor Shares | Europe 784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Artisan Global Opportunities Fund - Advisor Shares | Emerging Markets 785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Global Opportunities Fund - Advisor Shares | Pacific Basin 786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Artisan Global Opportunities Fund - Advisor Shares | Communication Services 797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Artisan Global Opportunities Fund - Advisor Shares | Consumer Discretionary 798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Artisan Global Opportunities Fund - Advisor Shares | Consumer Staples 799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Opportunities Fund - Advisor Shares | Energy 800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Global Opportunities Fund - Advisor Shares | Financials 801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan Global Opportunities Fund - Advisor Shares | Health Care 802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Artisan Global Opportunities Fund - Advisor Shares | Industrials 803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Artisan Global Opportunities Fund - Advisor Shares | Information Technology 804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Artisan Global Opportunities Fund - Advisor Shares | Materials 805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Opportunities Fund - Advisor Shares | Real Estate 806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Global Opportunities Fund - Advisor Shares | Short Term Investment 807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Global Opportunities Fund - Institutional Shares | Britishpound 829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Artisan Global Opportunities Fund - Institutional Shares | Euro 830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Global Opportunities Fund - Institutional Shares | Hong Kongdollar 831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan Global Opportunities Fund - Institutional Shares | Japaneseyen 832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Global Opportunities Fund - Institutional Shares | New Taiwandollar 833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Global Opportunities Fund - Institutional Shares | Swissfranc 834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Global Opportunities Fund - Institutional Shares | U Sdollar 835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.10%
Artisan Global Opportunities Fund - Institutional Shares | Americas 824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
Artisan Global Opportunities Fund - Institutional Shares | Europe 825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Artisan Global Opportunities Fund - Institutional Shares | Emerging Markets 826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Global Opportunities Fund - Institutional Shares | Pacific Basin 827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Artisan Global Opportunities Fund - Institutional Shares | Communication Services 838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Artisan Global Opportunities Fund - Institutional Shares | Consumer Discretionary 839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Artisan Global Opportunities Fund - Institutional Shares | Consumer Staples 840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Opportunities Fund - Institutional Shares | Energy 841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Global Opportunities Fund - Institutional Shares | Financials 842 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan Global Opportunities Fund - Institutional Shares | Health Care 843 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Artisan Global Opportunities Fund - Institutional Shares | Industrials 844 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Artisan Global Opportunities Fund - Institutional Shares | Information Technology 845 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Artisan Global Opportunities Fund - Institutional Shares | Materials 846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Opportunities Fund - Institutional Shares | Real Estate 847 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Global Opportunities Fund - Institutional Shares | Short Term Investment 848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Global Unconstrained Fund - Investor Shares | Albanianlek 876 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Global Unconstrained Fund - Investor Shares | Egyptianpound 877 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Artisan Global Unconstrained Fund - Investor Shares | Euro 878 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan Global Unconstrained Fund - Investor Shares | Icelandkrona 879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Global Unconstrained Fund - Investor Shares | Indonesianrupiah 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Unconstrained Fund - Investor Shares | Nigeriannaira 881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Global Unconstrained Fund - Investor Shares | Peruviannuevosol 882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Global Unconstrained Fund - Investor Shares | Romanianleu 883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Unconstrained Fund - Investor Shares | U Sdollar 884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Artisan Global Unconstrained Fund - Investor Shares | Uzbekistanisom 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Unconstrained Fund - Investor Shares | Other 886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan Global Unconstrained Fund - Advisor Shares | Albanianlek 928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Global Unconstrained Fund - Advisor Shares | Egyptianpound 929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Artisan Global Unconstrained Fund - Advisor Shares | Euro 930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan Global Unconstrained Fund - Advisor Shares | Icelandkrona 931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Global Unconstrained Fund - Advisor Shares | Indonesianrupiah 932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Unconstrained Fund - Advisor Shares | Nigeriannaira 933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Global Unconstrained Fund - Advisor Shares | Peruviannuevosol 934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Global Unconstrained Fund - Advisor Shares | Romanianleu 935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Unconstrained Fund - Advisor Shares | U Sdollar 936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Artisan Global Unconstrained Fund - Advisor Shares | Uzbekistanisom 937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Unconstrained Fund - Advisor Shares | Other 938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan Global Unconstrained Fund - Institutional Shares | Albanianlek 980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Global Unconstrained Fund - Institutional Shares | Egyptianpound 981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Artisan Global Unconstrained Fund - Institutional Shares | Euro 982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan Global Unconstrained Fund - Institutional Shares | Icelandkrona 983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Global Unconstrained Fund - Institutional Shares | Indonesianrupiah 984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Unconstrained Fund - Institutional Shares | Nigeriannaira 985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Global Unconstrained Fund - Institutional Shares | Peruviannuevosol 986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Global Unconstrained Fund - Institutional Shares | Romanianleu 987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Unconstrained Fund - Institutional Shares | U Sdollar 988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Artisan Global Unconstrained Fund - Institutional Shares | Uzbekistanisom 989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Unconstrained Fund - Institutional Shares | Other 990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan Global Value Fund - Investor Shares | Britishpound 1025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Artisan Global Value Fund - Investor Shares | Euro 1026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Artisan Global Value Fund - Investor Shares | Koreanwon 1027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Value Fund - Investor Shares | Swissfranc 1028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Artisan Global Value Fund - Investor Shares | U Sdollar 1029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Artisan Global Value Fund - Investor Shares | Americas 1021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Artisan Global Value Fund - Investor Shares | Europe 1022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Artisan Global Value Fund - Investor Shares | Emerging Markets 1023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Global Value Fund - Investor Shares | Communication Services 1032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Artisan Global Value Fund - Investor Shares | Consumer Discretionary 1033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Global Value Fund - Investor Shares | Consumer Staples 1034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Artisan Global Value Fund - Investor Shares | Energy 1035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Global Value Fund - Investor Shares | Financials 1036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Artisan Global Value Fund - Investor Shares | Health Care 1037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Artisan Global Value Fund - Investor Shares | Industrials 1038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Global Value Fund - Investor Shares | Information Technology 1039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan Global Value Fund - Investor Shares | Materials 1040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Value Fund - Investor Shares | Short Term Investment 1041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Value Fund - Advisor Shares | Britishpound 1062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Artisan Global Value Fund - Advisor Shares | Euro 1063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Artisan Global Value Fund - Advisor Shares | Koreanwon 1064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Value Fund - Advisor Shares | Swissfranc 1065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Artisan Global Value Fund - Advisor Shares | U Sdollar 1066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Artisan Global Value Fund - Advisor Shares | Americas 1058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Artisan Global Value Fund - Advisor Shares | Europe 1059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Artisan Global Value Fund - Advisor Shares | Emerging Markets 1060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Global Value Fund - Advisor Shares | Communication Services 1069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Artisan Global Value Fund - Advisor Shares | Consumer Discretionary 1070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Global Value Fund - Advisor Shares | Consumer Staples 1071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Artisan Global Value Fund - Advisor Shares | Energy 1072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Global Value Fund - Advisor Shares | Financials 1073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Artisan Global Value Fund - Advisor Shares | Health Care 1074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Artisan Global Value Fund - Advisor Shares | Industrials 1075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Global Value Fund - Advisor Shares | Information Technology 1076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan Global Value Fund - Advisor Shares | Materials 1077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Value Fund - Advisor Shares | Short Term Investment 1078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Value Fund - Institutional Shares | Britishpound 1099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Artisan Global Value Fund - Institutional Shares | Euro 1100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Artisan Global Value Fund - Institutional Shares | Koreanwon 1101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Value Fund - Institutional Shares | Swissfranc 1102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Artisan Global Value Fund - Institutional Shares | U Sdollar 1103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Artisan Global Value Fund - Institutional Shares | Americas 1095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Artisan Global Value Fund - Institutional Shares | Europe 1096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Artisan Global Value Fund - Institutional Shares | Emerging Markets 1097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Global Value Fund - Institutional Shares | Communication Services 1106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Artisan Global Value Fund - Institutional Shares | Consumer Discretionary 1107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Global Value Fund - Institutional Shares | Consumer Staples 1108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Artisan Global Value Fund - Institutional Shares | Energy 1109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Global Value Fund - Institutional Shares | Financials 1110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Artisan Global Value Fund - Institutional Shares | Health Care 1111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Artisan Global Value Fund - Institutional Shares | Industrials 1112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Global Value Fund - Institutional Shares | Information Technology 1113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan Global Value Fund - Institutional Shares | Materials 1114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Value Fund - Institutional Shares | Short Term Investment 1115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan High Income Fund - Investor Shares | Canadiandollar 1141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Investor Shares | Euro 1142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan High Income Fund - Investor Shares | U Sdollar 1143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Artisan High Income Fund - Investor Shares | Communication Services 1146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Artisan High Income Fund - Investor Shares | Consumer Discretionary 1147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Artisan High Income Fund - Investor Shares | Consumer Staples 1148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan High Income Fund - Investor Shares | Energy 1149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan High Income Fund - Investor Shares | Financials 1150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Artisan High Income Fund - Investor Shares | Health Care 1151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan High Income Fund - Investor Shares | Industrials 1152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Artisan High Income Fund - Investor Shares | Information Technology 1153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Artisan High Income Fund - Investor Shares | Materials 1154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan High Income Fund - Investor Shares | Real Estate 1155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan High Income Fund - Investor Shares | Short Term Investment 1156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan High Income Fund - Advisor Shares | Canadiandollar 1182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Advisor Shares | Euro 1183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan High Income Fund - Advisor Shares | U Sdollar 1184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Artisan High Income Fund - Advisor Shares | Communication Services 1187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Artisan High Income Fund - Advisor Shares | Consumer Discretionary 1188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Artisan High Income Fund - Advisor Shares | Consumer Staples 1189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan High Income Fund - Advisor Shares | Energy 1190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan High Income Fund - Advisor Shares | Financials 1191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Artisan High Income Fund - Advisor Shares | Health Care 1192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan High Income Fund - Advisor Shares | Industrials 1193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Artisan High Income Fund - Advisor Shares | Information Technology 1194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Artisan High Income Fund - Advisor Shares | Materials 1195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan High Income Fund - Advisor Shares | Real Estate 1196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan High Income Fund - Advisor Shares | Short Term Investment 1197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan High Income Fund - Institutional Shares | Canadiandollar 1223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Institutional Shares | Euro 1224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan High Income Fund - Institutional Shares | U Sdollar 1225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Artisan High Income Fund - Institutional Shares | Communication Services 1228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Artisan High Income Fund - Institutional Shares | Consumer Discretionary 1229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Artisan High Income Fund - Institutional Shares | Consumer Staples 1230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan High Income Fund - Institutional Shares | Energy 1231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan High Income Fund - Institutional Shares | Financials 1232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Artisan High Income Fund - Institutional Shares | Health Care 1233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan High Income Fund - Institutional Shares | Industrials 1234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Artisan High Income Fund - Institutional Shares | Information Technology 1235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Artisan High Income Fund - Institutional Shares | Materials 1236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan High Income Fund - Institutional Shares | Real Estate 1237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan High Income Fund - Institutional Shares | Short Term Investment 1238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan International Fund - Investor Shares | Britishpound 1262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Artisan International Fund - Investor Shares | Chineseyuanrenminbioffshore 1263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan International Fund - Investor Shares | Danishkrone 1264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan International Fund - Investor Shares | Euro 1265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Artisan International Fund - Investor Shares | Hong Kongdollar 1266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan International Fund - Investor Shares | Japaneseyen 1267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan International Fund - Investor Shares | Koreanwon 1268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Artisan International Fund - Investor Shares | New Taiwandollar 1269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Fund - Investor Shares | Swissfranc 1270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan International Fund - Investor Shares | U Sdollar 1271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Artisan International Fund - Investor Shares | Other 1272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Artisan International Fund - Investor Shares | Europe 1257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Artisan International Fund - Investor Shares | Americas 1258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan International Fund - Investor Shares | Emerging Markets 1259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Artisan International Fund - Investor Shares | Pacific Basin 1260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Artisan International Fund - Investor Shares | Communication Services 1275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan International Fund - Investor Shares | Consumer Discretionary 1276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Artisan International Fund - Investor Shares | Consumer Staples 1277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Fund - Investor Shares | Financials 1278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Artisan International Fund - Investor Shares | Health Care 1279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan International Fund - Investor Shares | Industrials 1280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Artisan International Fund - Investor Shares | Information Technology 1281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan International Fund - Investor Shares | Materials 1282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan International Fund - Investor Shares | Real Estate 1283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Fund - Investor Shares | Utilities 1284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Artisan International Fund - Investor Shares | Short Term Investment 1285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan International Fund - Advisor Shares | Britishpound 1309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Artisan International Fund - Advisor Shares | Chineseyuanrenminbioffshore 1310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan International Fund - Advisor Shares | Danishkrone 1311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan International Fund - Advisor Shares | Euro 1312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Artisan International Fund - Advisor Shares | Hong Kongdollar 1313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan International Fund - Advisor Shares | Japaneseyen 1314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan International Fund - Advisor Shares | Koreanwon 1315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Artisan International Fund - Advisor Shares | New Taiwandollar 1316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Fund - Advisor Shares | Swissfranc 1317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan International Fund - Advisor Shares | U Sdollar 1318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Artisan International Fund - Advisor Shares | Other 1319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Artisan International Fund - Advisor Shares | Europe 1304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Artisan International Fund - Advisor Shares | Americas 1305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan International Fund - Advisor Shares | Emerging Markets 1306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Artisan International Fund - Advisor Shares | Pacific Basin 1307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Artisan International Fund - Advisor Shares | Communication Services 1322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan International Fund - Advisor Shares | Consumer Discretionary 1323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Artisan International Fund - Advisor Shares | Consumer Staples 1324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Fund - Advisor Shares | Financials 1325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Artisan International Fund - Advisor Shares | Health Care 1326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan International Fund - Advisor Shares | Industrials 1327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Artisan International Fund - Advisor Shares | Information Technology 1328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan International Fund - Advisor Shares | Materials 1329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan International Fund - Advisor Shares | Real Estate 1330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Fund - Advisor Shares | Utilities 1331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Artisan International Fund - Advisor Shares | Short Term Investment 1332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan International Fund - Institutional Shares | Britishpound 1356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Artisan International Fund - Institutional Shares | Chineseyuanrenminbioffshore 1357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan International Fund - Institutional Shares | Danishkrone 1358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan International Fund - Institutional Shares | Euro 1359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Artisan International Fund - Institutional Shares | Hong Kongdollar 1360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan International Fund - Institutional Shares | Japaneseyen 1361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan International Fund - Institutional Shares | Koreanwon 1362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Artisan International Fund - Institutional Shares | New Taiwandollar 1363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Fund - Institutional Shares | Swissfranc 1364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan International Fund - Institutional Shares | U Sdollar 1365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Artisan International Fund - Institutional Shares | Other 1366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Artisan International Fund - Institutional Shares | Europe 1351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Artisan International Fund - Institutional Shares | Americas 1352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan International Fund - Institutional Shares | Emerging Markets 1353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Artisan International Fund - Institutional Shares | Pacific Basin 1354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Artisan International Fund - Institutional Shares | Communication Services 1369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan International Fund - Institutional Shares | Consumer Discretionary 1370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Artisan International Fund - Institutional Shares | Consumer Staples 1371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Fund - Institutional Shares | Financials 1372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Artisan International Fund - Institutional Shares | Health Care 1373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan International Fund - Institutional Shares | Industrials 1374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Artisan International Fund - Institutional Shares | Information Technology 1375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan International Fund - Institutional Shares | Materials 1376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan International Fund - Institutional Shares | Real Estate 1377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Fund - Institutional Shares | Utilities 1378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Artisan International Fund - Institutional Shares | Short Term Investment 1379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan International Explorer Fund - Advisor Shares | Australiandollar 1403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan International Explorer Fund - Advisor Shares | Britishpound 1404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Artisan International Explorer Fund - Advisor Shares | Canadiandollar 1405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Explorer Fund - Advisor Shares | Euro 1406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Artisan International Explorer Fund - Advisor Shares | Hong Kongdollar 1407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan International Explorer Fund - Advisor Shares | Japaneseyen 1408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Artisan International Explorer Fund - Advisor Shares | Koreanwon 1409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan International Explorer Fund - Advisor Shares | South Africanrand 1410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan International Explorer Fund - Advisor Shares | Swissfranc 1411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Artisan International Explorer Fund - Advisor Shares | U Sdollar 1412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Artisan International Explorer Fund - Advisor Shares | Other 1413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan International Explorer Fund - Advisor Shares | Europe 1398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Artisan International Explorer Fund - Advisor Shares | Americas 1399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Artisan International Explorer Fund - Advisor Shares | Emerging Markets 1400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan International Explorer Fund - Advisor Shares | Pacific Basin 1401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Artisan International Explorer Fund - Advisor Shares | Communication Services 1416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Explorer Fund - Advisor Shares | Consumer Discretionary 1417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Artisan International Explorer Fund - Advisor Shares | Consumer Staples 1418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan International Explorer Fund - Advisor Shares | Financials 1419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Artisan International Explorer Fund - Advisor Shares | Health Care 1420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan International Explorer Fund - Advisor Shares | Industrials 1421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Artisan International Explorer Fund - Advisor Shares | Information Technology 1422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Artisan International Explorer Fund - Advisor Shares | Materials 1423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Artisan International Explorer Fund - Advisor Shares | Real Estate 1424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Explorer Fund - Advisor Shares | Short Term Investment 1425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Artisan International Explorer Fund - Institutional Shares | Australiandollar 1449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan International Explorer Fund - Institutional Shares | Britishpound 1450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Artisan International Explorer Fund - Institutional Shares | Canadiandollar 1451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Explorer Fund - Institutional Shares | Euro 1452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Artisan International Explorer Fund - Institutional Shares | Hong Kongdollar 1453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan International Explorer Fund - Institutional Shares | Japaneseyen 1454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Artisan International Explorer Fund - Institutional Shares | Koreanwon 1455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan International Explorer Fund - Institutional Shares | South Africanrand 1456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan International Explorer Fund - Institutional Shares | Swissfranc 1457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Artisan International Explorer Fund - Institutional Shares | U Sdollar 1458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Artisan International Explorer Fund - Institutional Shares | Other 1459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan International Explorer Fund - Institutional Shares | Europe 1444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Artisan International Explorer Fund - Institutional Shares | Americas 1445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Artisan International Explorer Fund - Institutional Shares | Emerging Markets 1446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan International Explorer Fund - Institutional Shares | Pacific Basin 1447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Artisan International Explorer Fund - Institutional Shares | Communication Services 1462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Explorer Fund - Institutional Shares | Consumer Discretionary 1463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Artisan International Explorer Fund - Institutional Shares | Consumer Staples 1464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan International Explorer Fund - Institutional Shares | Financials 1465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Artisan International Explorer Fund - Institutional Shares | Health Care 1466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan International Explorer Fund - Institutional Shares | Industrials 1467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Artisan International Explorer Fund - Institutional Shares | Information Technology 1468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Artisan International Explorer Fund - Institutional Shares | Materials 1469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Artisan International Explorer Fund - Institutional Shares | Real Estate 1470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Explorer Fund - Institutional Shares | Short Term Investment 1471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Artisan International Small-Mid Fund - Investor Shares | Britishpound 1498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Artisan International Small-Mid Fund - Investor Shares | Canadiandollar 1499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Artisan International Small-Mid Fund - Investor Shares | Danishkrone 1500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Artisan International Small-Mid Fund - Investor Shares | Euro 1501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Artisan International Small-Mid Fund - Investor Shares | Israelnewshekel 1502 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan International Small-Mid Fund - Investor Shares | Japaneseyen 1503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Artisan International Small-Mid Fund - Investor Shares | Mexicanpeso 1504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Artisan International Small-Mid Fund - Investor Shares | Swedishkrona 1505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Small-Mid Fund - Investor Shares | Swissfranc 1506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Small-Mid Fund - Investor Shares | U Sdollar 1507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Artisan International Small-Mid Fund - Investor Shares | Other 1508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan International Small-Mid Fund - Investor Shares | Europe 1492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
Artisan International Small-Mid Fund - Investor Shares | Americas 1493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Artisan International Small-Mid Fund - Investor Shares | Emerging Markets 1494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan International Small-Mid Fund - Investor Shares | Middle East 1495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan International Small-Mid Fund - Investor Shares | Pacific Basin 1496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Artisan International Small-Mid Fund - Investor Shares | Communication Services 1511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Artisan International Small-Mid Fund - Investor Shares | Consumer Discretionary 1512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan International Small-Mid Fund - Investor Shares | Consumer Staples 1513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan International Small-Mid Fund - Investor Shares | Financials 1514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan International Small-Mid Fund - Investor Shares | Health Care 1515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Artisan International Small-Mid Fund - Investor Shares | Industrials 1516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Artisan International Small-Mid Fund - Investor Shares | Information Technology 1517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Artisan International Small-Mid Fund - Investor Shares | Materials 1518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan International Small-Mid Fund - Investor Shares | Real Estate 1519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan International Small-Mid Fund - Advisor Shares | Britishpound 1546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Artisan International Small-Mid Fund - Advisor Shares | Canadiandollar 1547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Artisan International Small-Mid Fund - Advisor Shares | Danishkrone 1548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Artisan International Small-Mid Fund - Advisor Shares | Euro 1549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Artisan International Small-Mid Fund - Advisor Shares | Israelnewshekel 1550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan International Small-Mid Fund - Advisor Shares | Japaneseyen 1551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Artisan International Small-Mid Fund - Advisor Shares | Mexicanpeso 1552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Artisan International Small-Mid Fund - Advisor Shares | Swedishkrona 1553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Small-Mid Fund - Advisor Shares | Swissfranc 1554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Small-Mid Fund - Advisor Shares | U Sdollar 1555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Artisan International Small-Mid Fund - Advisor Shares | Other 1556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan International Small-Mid Fund - Advisor Shares | Europe 1540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
Artisan International Small-Mid Fund - Advisor Shares | Americas 1541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Artisan International Small-Mid Fund - Advisor Shares | Emerging Markets 1542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan International Small-Mid Fund - Advisor Shares | Middle East 1543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan International Small-Mid Fund - Advisor Shares | Pacific Basin 1544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Artisan International Small-Mid Fund - Advisor Shares | Communication Services 1559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Artisan International Small-Mid Fund - Advisor Shares | Consumer Discretionary 1560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan International Small-Mid Fund - Advisor Shares | Consumer Staples 1561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan International Small-Mid Fund - Advisor Shares | Financials 1562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan International Small-Mid Fund - Advisor Shares | Health Care 1563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Artisan International Small-Mid Fund - Advisor Shares | Industrials 1564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Artisan International Small-Mid Fund - Advisor Shares | Information Technology 1565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Artisan International Small-Mid Fund - Advisor Shares | Materials 1566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan International Small-Mid Fund - Advisor Shares | Real Estate 1567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan International Small-Mid Fund - Institutional Shares | Britishpound 1594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Artisan International Small-Mid Fund - Institutional Shares | Canadiandollar 1595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Artisan International Small-Mid Fund - Institutional Shares | Danishkrone 1596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Artisan International Small-Mid Fund - Institutional Shares | Euro 1597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Artisan International Small-Mid Fund - Institutional Shares | Israelnewshekel 1598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan International Small-Mid Fund - Institutional Shares | Japaneseyen 1599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Artisan International Small-Mid Fund - Institutional Shares | Mexicanpeso 1600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Artisan International Small-Mid Fund - Institutional Shares | Swedishkrona 1601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Small-Mid Fund - Institutional Shares | Swissfranc 1602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Small-Mid Fund - Institutional Shares | U Sdollar 1603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Artisan International Small-Mid Fund - Institutional Shares | Other 1604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan International Small-Mid Fund - Institutional Shares | Europe 1588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
Artisan International Small-Mid Fund - Institutional Shares | Americas 1589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Artisan International Small-Mid Fund - Institutional Shares | Emerging Markets 1590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan International Small-Mid Fund - Institutional Shares | Middle East 1591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan International Small-Mid Fund - Institutional Shares | Pacific Basin 1592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Artisan International Small-Mid Fund - Institutional Shares | Communication Services 1607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Artisan International Small-Mid Fund - Institutional Shares | Consumer Discretionary 1608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan International Small-Mid Fund - Institutional Shares | Consumer Staples 1609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan International Small-Mid Fund - Institutional Shares | Financials 1610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan International Small-Mid Fund - Institutional Shares | Health Care 1611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Artisan International Small-Mid Fund - Institutional Shares | Industrials 1612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Artisan International Small-Mid Fund - Institutional Shares | Information Technology 1613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Artisan International Small-Mid Fund - Institutional Shares | Materials 1614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan International Small-Mid Fund - Institutional Shares | Real Estate 1615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan International Value Fund - Investor Shares | Britishpound 1639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Artisan International Value Fund - Investor Shares | Canadiandollar 1640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan International Value Fund - Investor Shares | Euro 1641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Artisan International Value Fund - Investor Shares | Hong Kongdollar 1642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Artisan International Value Fund - Investor Shares | Indianrupee 1643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan International Value Fund - Investor Shares | Japaneseyen 1644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan International Value Fund - Investor Shares | Koreanwon 1645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan International Value Fund - Investor Shares | Mexicanpeso 1646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan International Value Fund - Investor Shares | Swissfranc 1647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Artisan International Value Fund - Investor Shares | U Sdollar 1648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Artisan International Value Fund - Investor Shares | Europe 1634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Artisan International Value Fund - Investor Shares | Americas 1635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Artisan International Value Fund - Investor Shares | Emerging Markets 1636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Artisan International Value Fund - Investor Shares | Pacific Basin 1637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan International Value Fund - Investor Shares | Communication Services 1651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan International Value Fund - Investor Shares | Consumer Discretionary 1652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Artisan International Value Fund - Investor Shares | Consumer Staples 1653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Artisan International Value Fund - Investor Shares | Energy 1654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan International Value Fund - Investor Shares | Financials 1655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Artisan International Value Fund - Investor Shares | Health Care 1656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Artisan International Value Fund - Investor Shares | Industrials 1657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Artisan International Value Fund - Investor Shares | Information Technology 1658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Artisan International Value Fund - Investor Shares | Materials 1659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan International Value Fund - Investor Shares | Miscellaneous 1660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Value Fund - Investor Shares | Short Term Investment 1661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Artisan International Value Fund - Advisor Shares | Britishpound 1685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Artisan International Value Fund - Advisor Shares | Canadiandollar 1686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan International Value Fund - Advisor Shares | Euro 1687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Artisan International Value Fund - Advisor Shares | Hong Kongdollar 1688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Artisan International Value Fund - Advisor Shares | Indianrupee 1689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan International Value Fund - Advisor Shares | Japaneseyen 1690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan International Value Fund - Advisor Shares | Koreanwon 1691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan International Value Fund - Advisor Shares | Mexicanpeso 1692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan International Value Fund - Advisor Shares | Swissfranc 1693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Artisan International Value Fund - Advisor Shares | U Sdollar 1694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Artisan International Value Fund - Advisor Shares | Europe 1680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Artisan International Value Fund - Advisor Shares | Americas 1681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Artisan International Value Fund - Advisor Shares | Emerging Markets 1682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Artisan International Value Fund - Advisor Shares | Pacific Basin 1683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan International Value Fund - Advisor Shares | Communication Services 1697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan International Value Fund - Advisor Shares | Consumer Discretionary 1698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Artisan International Value Fund - Advisor Shares | Consumer Staples 1699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Artisan International Value Fund - Advisor Shares | Energy 1700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan International Value Fund - Advisor Shares | Financials 1701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Artisan International Value Fund - Advisor Shares | Health Care 1702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Artisan International Value Fund - Advisor Shares | Industrials 1703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Artisan International Value Fund - Advisor Shares | Information Technology 1704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Artisan International Value Fund - Advisor Shares | Materials 1705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan International Value Fund - Advisor Shares | Miscellaneous 1706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Value Fund - Advisor Shares | Short Term Investment 1707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Artisan International Value Fund - Institutional Shares | Britishpound 1731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Artisan International Value Fund - Institutional Shares | Canadiandollar 1732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan International Value Fund - Institutional Shares | Euro 1733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Artisan International Value Fund - Institutional Shares | Hong Kongdollar 1734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Artisan International Value Fund - Institutional Shares | Indianrupee 1735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan International Value Fund - Institutional Shares | Japaneseyen 1736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan International Value Fund - Institutional Shares | Koreanwon 1737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Artisan International Value Fund - Institutional Shares | Mexicanpeso 1738 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan International Value Fund - Institutional Shares | Swissfranc 1739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Artisan International Value Fund - Institutional Shares | U Sdollar 1740 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Artisan International Value Fund - Institutional Shares | Europe 1726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Artisan International Value Fund - Institutional Shares | Americas 1727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Artisan International Value Fund - Institutional Shares | Emerging Markets 1728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Artisan International Value Fund - Institutional Shares | Pacific Basin 1729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan International Value Fund - Institutional Shares | Communication Services 1743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan International Value Fund - Institutional Shares | Consumer Discretionary 1744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Artisan International Value Fund - Institutional Shares | Consumer Staples 1745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Artisan International Value Fund - Institutional Shares | Energy 1746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan International Value Fund - Institutional Shares | Financials 1747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Artisan International Value Fund - Institutional Shares | Health Care 1748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Artisan International Value Fund - Institutional Shares | Industrials 1749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Artisan International Value Fund - Institutional Shares | Information Technology 1750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Artisan International Value Fund - Institutional Shares | Materials 1751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan International Value Fund - Institutional Shares | Miscellaneous 1752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Value Fund - Institutional Shares | Short Term Investment 1753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Artisan Mid Cap Fund - Investor Shares | U Sdollar 1777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Mid Cap Fund - Investor Shares | Americas 1774 [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
Artisan Mid Cap Fund - Investor Shares | Europe 1775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Artisan Mid Cap Fund - Investor Shares | Communication Services 1780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Artisan Mid Cap Fund - Investor Shares | Consumer Discretionary 1781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Mid Cap Fund - Investor Shares | Consumer Staples 1782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Mid Cap Fund - Investor Shares | Energy 1783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Investor Shares | Financials 1784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Investor Shares | Health Care 1785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Artisan Mid Cap Fund - Investor Shares | Industrials 1786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Artisan Mid Cap Fund - Investor Shares | Information Technology 1787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Artisan Mid Cap Fund - Investor Shares | Real Estate 1788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Mid Cap Fund - Investor Shares | Utilities 1789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Mid Cap Fund - Investor Shares | Short Term Investment 1790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Mid Cap Fund - Advisor Shares | U Sdollar 1814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Mid Cap Fund - Advisor Shares | Americas 1811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
Artisan Mid Cap Fund - Advisor Shares | Europe 1812 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Artisan Mid Cap Fund - Advisor Shares | Communication Services 1817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Artisan Mid Cap Fund - Advisor Shares | Consumer Discretionary 1818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Mid Cap Fund - Advisor Shares | Consumer Staples 1819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Mid Cap Fund - Advisor Shares | Energy 1820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Advisor Shares | Financials 1821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Advisor Shares | Health Care 1822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Artisan Mid Cap Fund - Advisor Shares | Industrials 1823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Artisan Mid Cap Fund - Advisor Shares | Information Technology 1824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Artisan Mid Cap Fund - Advisor Shares | Real Estate 1825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Mid Cap Fund - Advisor Shares | Utilities 1826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Mid Cap Fund - Advisor Shares | Short Term Investment 1827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Mid Cap Fund - Institutional Shares | U Sdollar 1851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Mid Cap Fund - Institutional Shares | Americas 1848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
Artisan Mid Cap Fund - Institutional Shares | Europe 1849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Artisan Mid Cap Fund - Institutional Shares | Communication Services 1854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Artisan Mid Cap Fund - Institutional Shares | Consumer Discretionary 1855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Mid Cap Fund - Institutional Shares | Consumer Staples 1856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Mid Cap Fund - Institutional Shares | Energy 1857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Institutional Shares | Financials 1858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Institutional Shares | Health Care 1859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Artisan Mid Cap Fund - Institutional Shares | Industrials 1860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Artisan Mid Cap Fund - Institutional Shares | Information Technology 1861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Artisan Mid Cap Fund - Institutional Shares | Real Estate 1862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Mid Cap Fund - Institutional Shares | Utilities 1863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Mid Cap Fund - Institutional Shares | Short Term Investment 1864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Mid Cap Value Fund - Investor Shares | U Sdollar 1888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Mid Cap Value Fund - Investor Shares | Communication Services 1891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Artisan Mid Cap Value Fund - Investor Shares | Consumer Discretionary 1892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Artisan Mid Cap Value Fund - Investor Shares | Consumer Staples 1893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Artisan Mid Cap Value Fund - Investor Shares | Energy 1894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Mid Cap Value Fund - Investor Shares | Financials 1895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Artisan Mid Cap Value Fund - Investor Shares | Health Care 1896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan Mid Cap Value Fund - Investor Shares | Industrials 1897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan Mid Cap Value Fund - Investor Shares | Information Technology 1898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Artisan Mid Cap Value Fund - Investor Shares | Materials 1899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Mid Cap Value Fund - Investor Shares | Real Estate 1900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan Mid Cap Value Fund - Investor Shares | Utilities 1901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Artisan Mid Cap Value Fund - Investor Shares | Short Term Investment 1902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Mid Cap Value Fund - Advisor Shares | U Sdollar 1926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Mid Cap Value Fund - Advisor Shares | Communication Services 1929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Artisan Mid Cap Value Fund - Advisor Shares | Consumer Discretionary 1930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Artisan Mid Cap Value Fund - Advisor Shares | Consumer Staples 1931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Artisan Mid Cap Value Fund - Advisor Shares | Energy 1932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Mid Cap Value Fund - Advisor Shares | Financials 1933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Artisan Mid Cap Value Fund - Advisor Shares | Health Care 1934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan Mid Cap Value Fund - Advisor Shares | Industrials 1935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan Mid Cap Value Fund - Advisor Shares | Information Technology 1936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Artisan Mid Cap Value Fund - Advisor Shares | Materials 1937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Mid Cap Value Fund - Advisor Shares | Real Estate 1938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan Mid Cap Value Fund - Advisor Shares | Utilities 1939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Artisan Mid Cap Value Fund - Advisor Shares | Short Term Investment 1940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Mid Cap Value Fund - Institutional Shares | U Sdollar 1964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Mid Cap Value Fund - Institutional Shares | Communication Services 1967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Artisan Mid Cap Value Fund - Institutional Shares | Consumer Discretionary 1968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Artisan Mid Cap Value Fund - Institutional Shares | Consumer Staples 1969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Artisan Mid Cap Value Fund - Institutional Shares | Energy 1970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Mid Cap Value Fund - Institutional Shares | Financials 1971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Artisan Mid Cap Value Fund - Institutional Shares | Health Care 1972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan Mid Cap Value Fund - Institutional Shares | Industrials 1973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan Mid Cap Value Fund - Institutional Shares | Information Technology 1974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Artisan Mid Cap Value Fund - Institutional Shares | Materials 1975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Mid Cap Value Fund - Institutional Shares | Real Estate 1976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan Mid Cap Value Fund - Institutional Shares | Utilities 1977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Artisan Mid Cap Value Fund - Institutional Shares | Short Term Investment 1978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Select Equity Fund - Investor Shares | Britishpound 1999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Select Equity Fund - Investor Shares | Euro 2000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Select Equity Fund - Investor Shares | Koreanwon 2001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Select Equity Fund - Investor Shares | U Sdollar 2002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
Artisan Select Equity Fund - Investor Shares | Americas 1995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.40%
Artisan Select Equity Fund - Investor Shares | Europe 1996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Select Equity Fund - Investor Shares | Emerging Markets 1997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Select Equity Fund - Investor Shares | Communication Services 2005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Artisan Select Equity Fund - Investor Shares | Consumer Discretionary 2006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Select Equity Fund - Investor Shares | Energy 2007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Select Equity Fund - Investor Shares | Financials 2008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Artisan Select Equity Fund - Investor Shares | Health Care 2009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan Select Equity Fund - Investor Shares | Industrials 2010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Artisan Select Equity Fund - Investor Shares | Information Technology 2011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Artisan Select Equity Fund - Investor Shares | Materials 2012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Artisan Select Equity Fund - Investor Shares | Short Term Investment 2013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Artisan Select Equity Fund - Advisor Shares | Britishpound 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Select Equity Fund - Advisor Shares | Euro 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Select Equity Fund - Advisor Shares | Koreanwon 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Select Equity Fund - Advisor Shares | U Sdollar 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
Artisan Select Equity Fund - Advisor Shares | Americas 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.40%
Artisan Select Equity Fund - Advisor Shares | Europe 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Select Equity Fund - Advisor Shares | Emerging Markets 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Select Equity Fund - Advisor Shares | Communication Services 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Artisan Select Equity Fund - Advisor Shares | Consumer Discretionary 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Select Equity Fund - Advisor Shares | Energy 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Select Equity Fund - Advisor Shares | Financials 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Artisan Select Equity Fund - Advisor Shares | Health Care 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan Select Equity Fund - Advisor Shares | Industrials 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Artisan Select Equity Fund - Advisor Shares | Information Technology 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Artisan Select Equity Fund - Advisor Shares | Materials 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Artisan Select Equity Fund - Advisor Shares | Short Term Investment 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Artisan Select Equity Fund - Institutional Shares | Britishpound 2069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Select Equity Fund - Institutional Shares | Euro 2070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Select Equity Fund - Institutional Shares | Koreanwon 2071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Select Equity Fund - Institutional Shares | U Sdollar 2072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
Artisan Select Equity Fund - Institutional Shares | Americas 2065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.40%
Artisan Select Equity Fund - Institutional Shares | Europe 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Select Equity Fund - Institutional Shares | Emerging Markets 2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Select Equity Fund - Institutional Shares | Communication Services 2075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Artisan Select Equity Fund - Institutional Shares | Consumer Discretionary 2076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Select Equity Fund - Institutional Shares | Energy 2077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Select Equity Fund - Institutional Shares | Financials 2078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Artisan Select Equity Fund - Institutional Shares | Health Care 2079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan Select Equity Fund - Institutional Shares | Industrials 2080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Artisan Select Equity Fund - Institutional Shares | Information Technology 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Artisan Select Equity Fund - Institutional Shares | Materials 2082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Artisan Select Equity Fund - Institutional Shares | Short Term Investment 2083 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Artisan Small Cap Fund - Investor Shares | U Sdollar 2105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Small Cap Fund - Investor Shares | Consumer Discretionary 2108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Artisan Small Cap Fund - Investor Shares | Consumer Staples 2109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Small Cap Fund - Investor Shares | Energy 2110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Small Cap Fund - Investor Shares | Financials 2111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Small Cap Fund - Investor Shares | Health Care 2112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Artisan Small Cap Fund - Investor Shares | Industrials 2113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Artisan Small Cap Fund - Investor Shares | Information Technology 2114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Artisan Small Cap Fund - Investor Shares | Real Estate 2115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Small Cap Fund - Advisor Shares | U Sdollar 2137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Small Cap Fund - Advisor Shares | Consumer Discretionary 2140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Artisan Small Cap Fund - Advisor Shares | Consumer Staples 2141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Small Cap Fund - Advisor Shares | Energy 2142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Small Cap Fund - Advisor Shares | Financials 2143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Small Cap Fund - Advisor Shares | Health Care 2144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Artisan Small Cap Fund - Advisor Shares | Industrials 2145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Artisan Small Cap Fund - Advisor Shares | Information Technology 2146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Artisan Small Cap Fund - Advisor Shares | Real Estate 2147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Small Cap Fund - Institutional Shares | U Sdollar 2169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Small Cap Fund - Institutional Shares | Consumer Discretionary 2172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Artisan Small Cap Fund - Institutional Shares | Consumer Staples 2173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Small Cap Fund - Institutional Shares | Energy 2174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Small Cap Fund - Institutional Shares | Financials 2175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Small Cap Fund - Institutional Shares | Health Care 2176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Artisan Small Cap Fund - Institutional Shares | Industrials 2177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Artisan Small Cap Fund - Institutional Shares | Information Technology 2178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Artisan Small Cap Fund - Institutional Shares | Real Estate 2179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Brazilianreal 2201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Euro 2202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Hong Kongdollar 2203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Indianrupee 2204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Koreanwon 2205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Mexicanpeso 2206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Sustainable Emerging Markets Fund - Investor Shares | New Taiwandollar 2207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Artisan Sustainable Emerging Markets Fund - Investor Shares | South Africanrand 2208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Sustainable Emerging Markets Fund - Investor Shares | U Sdollar 2209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Vietnamesedong 2210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Other 2211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Europe 2196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Americas 2197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Emerging Markets 2198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Pacific Basin 2199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Communication Services 2214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Consumer Discretionary 2215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Consumer Staples 2216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Energy 2217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Financials 2218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Health Care 2219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Industrials 2220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Information Technology 2221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Materials 2222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Real Estate 2223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Short Term Investment 2224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Brazilianreal 2246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Euro 2247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Hong Kongdollar 2248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Indianrupee 2249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Koreanwon 2250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Mexicanpeso 2251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | New Taiwandollar 2252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | South Africanrand 2253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | U Sdollar 2254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Vietnamesedong 2255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Other 2256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Europe 2241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Americas 2242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Emerging Markets 2243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Pacific Basin 2244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Communication Services 2259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Consumer Discretionary 2260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Consumer Staples 2261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Energy 2262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Financials 2263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Health Care 2264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Industrials 2265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Information Technology 2266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Materials 2267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Real Estate 2268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Short Term Investment 2269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Brazilianreal 2291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Euro 2292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Hong Kongdollar 2293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Indianrupee 2294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Koreanwon 2295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Mexicanpeso 2296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | New Taiwandollar 2297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | South Africanrand 2298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | U Sdollar 2299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Vietnamesedong 2300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Other 2301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Europe 2286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Americas 2287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Emerging Markets 2288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Pacific Basin 2289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Communication Services 2304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Consumer Discretionary 2305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Consumer Staples 2306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Energy 2307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Financials 2308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Health Care 2309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Industrials 2310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Information Technology 2311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Materials 2312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Real Estate 2313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Short Term Investment 2314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Value Fund - Investor Shares | Britishpound 2338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Value Fund - Investor Shares | Euro 2339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Artisan Value Fund - Investor Shares | Swissfranc 2340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Value Fund - Investor Shares | U Sdollar 2341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
Artisan Value Fund - Investor Shares | Americas 2335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%
Artisan Value Fund - Investor Shares | Europe 2336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Artisan Value Fund - Investor Shares | Communication Services 2344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Value Fund - Investor Shares | Consumer Discretionary 2345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Value Fund - Investor Shares | Consumer Staples 2346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Artisan Value Fund - Investor Shares | Energy 2347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Artisan Value Fund - Investor Shares | Financials 2348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Artisan Value Fund - Investor Shares | Health Care 2349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Artisan Value Fund - Investor Shares | Industrials 2350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Value Fund - Investor Shares | Information Technology 2351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Artisan Value Fund - Investor Shares | Short Term Investment 2352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Value Fund - Advisor Shares | Britishpound 2376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Value Fund - Advisor Shares | Euro 2377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Artisan Value Fund - Advisor Shares | Swissfranc 2378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Value Fund - Advisor Shares | U Sdollar 2379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
Artisan Value Fund - Advisor Shares | Americas 2373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%
Artisan Value Fund - Advisor Shares | Europe 2374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Artisan Value Fund - Advisor Shares | Communication Services 2382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Value Fund - Advisor Shares | Consumer Discretionary 2383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Value Fund - Advisor Shares | Consumer Staples 2384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Artisan Value Fund - Advisor Shares | Energy 2385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Artisan Value Fund - Advisor Shares | Financials 2386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Artisan Value Fund - Advisor Shares | Health Care 2387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Artisan Value Fund - Advisor Shares | Industrials 2388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Value Fund - Advisor Shares | Information Technology 2389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Artisan Value Fund - Advisor Shares | Short Term Investment 2390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Value Fund - Institutional Shares | Britishpound 2414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Value Fund - Institutional Shares | Euro 2415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Artisan Value Fund - Institutional Shares | Swissfranc 2416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Value Fund - Institutional Shares | U Sdollar 2417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
Artisan Value Fund - Institutional Shares | Americas 2411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%
Artisan Value Fund - Institutional Shares | Europe 2412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Artisan Value Fund - Institutional Shares | Communication Services 2420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Value Fund - Institutional Shares | Consumer Discretionary 2421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Value Fund - Institutional Shares | Consumer Staples 2422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Artisan Value Fund - Institutional Shares | Energy 2423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Artisan Value Fund - Institutional Shares | Financials 2424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Artisan Value Fund - Institutional Shares | Health Care 2425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Artisan Value Fund - Institutional Shares | Industrials 2426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Value Fund - Institutional Shares | Information Technology 2427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Artisan Value Fund - Institutional Shares | Short Term Investment 2428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Value Income Fund - Investor Shares | Britishpound 2451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Value Income Fund - Investor Shares | Euro 2452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan Value Income Fund - Investor Shares | Hong Kongdollar 2453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Value Income Fund - Investor Shares | Swissfranc 2454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan Value Income Fund - Investor Shares | U Sdollar 2455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
Artisan Value Income Fund - Investor Shares | Americas 2447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
Artisan Value Income Fund - Investor Shares | Europe 2448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Artisan Value Income Fund - Investor Shares | Emerging Markets 2449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Value Income Fund - Investor Shares | Communication Services 2458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Value Income Fund - Investor Shares | Consumer Discretionary 2459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Artisan Value Income Fund - Investor Shares | Consumer Staples 2460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Artisan Value Income Fund - Investor Shares | Energy 2461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Value Income Fund - Investor Shares | Financials 2462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Artisan Value Income Fund - Investor Shares | Health Care 2463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan Value Income Fund - Investor Shares | Industrials 2464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan Value Income Fund - Investor Shares | Information Technology 2465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Value Income Fund - Investor Shares | Materials 2466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Value Income Fund - Investor Shares | Real Estate 2467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Artisan Value Income Fund - Investor Shares | Utilities 2468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Artisan Value Income Fund - Investor Shares | Short Term Investment 2469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Value Income Fund - Advisor Shares | Britishpound 2492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Value Income Fund - Advisor Shares | Euro 2493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan Value Income Fund - Advisor Shares | Hong Kongdollar 2494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Value Income Fund - Advisor Shares | Swissfranc 2495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan Value Income Fund - Advisor Shares | U Sdollar 2496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
Artisan Value Income Fund - Advisor Shares | Americas 2488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
Artisan Value Income Fund - Advisor Shares | Europe 2489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Artisan Value Income Fund - Advisor Shares | Emerging Markets 2490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Value Income Fund - Advisor Shares | Communication Services 2499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Value Income Fund - Advisor Shares | Consumer Discretionary 2500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Artisan Value Income Fund - Advisor Shares | Consumer Staples 2501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Artisan Value Income Fund - Advisor Shares | Energy 2502 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Value Income Fund - Advisor Shares | Financials 2503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Artisan Value Income Fund - Advisor Shares | Health Care 2504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan Value Income Fund - Advisor Shares | Industrials 2505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan Value Income Fund - Advisor Shares | Information Technology 2506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Value Income Fund - Advisor Shares | Materials 2507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Value Income Fund - Advisor Shares | Real Estate 2508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Artisan Value Income Fund - Advisor Shares | Utilities 2509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Artisan Value Income Fund - Advisor Shares | Short Term Investment 2510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Value Income Fund - Institutional Shares | Britishpound 2533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Value Income Fund - Institutional Shares | Euro 2534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan Value Income Fund - Institutional Shares | Hong Kongdollar 2535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Value Income Fund - Institutional Shares | Swissfranc 2536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan Value Income Fund - Institutional Shares | U Sdollar 2537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
Artisan Value Income Fund - Institutional Shares | Americas 2529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
Artisan Value Income Fund - Institutional Shares | Europe 2530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Artisan Value Income Fund - Institutional Shares | Emerging Markets 2531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Value Income Fund - Institutional Shares | Communication Services 2540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Value Income Fund - Institutional Shares | Consumer Discretionary 2541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Artisan Value Income Fund - Institutional Shares | Consumer Staples 2542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Artisan Value Income Fund - Institutional Shares | Energy 2543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Value Income Fund - Institutional Shares | Financials 2544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Artisan Value Income Fund - Institutional Shares | Health Care 2545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan Value Income Fund - Institutional Shares | Industrials 2546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan Value Income Fund - Institutional Shares | Information Technology 2547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Value Income Fund - Institutional Shares | Materials 2548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Value Income Fund - Institutional Shares | Real Estate 2549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Artisan Value Income Fund - Institutional Shares | Utilities 2550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Artisan Value Income Fund - Institutional Shares | Short Term Investment 2551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%